Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (14,935,542)	$ (11,362,364)
Amortization of intangible asset	7,292	5,255
Depreciation expense	743,962	128,870
Stock-based compensation expense	3,761,837	2,846,828
Stock issued for services	0	298,419
Warrant expense	72,972	93,564
Derivative (gains) losses	(19,822)	662,723
Forgiveness of accounts payable and accrued expenses - related party	0	(132,339)
Changes in operating assets and liabilities:
(Increase) decrease in other assets	(42,083)	172,514
Increase in accounts payable and accrued expenses	26,370	436,688
(Decrease) in accounts payable and accrued expenses - related party	0	(264,716)
Increase in interest payable	2,000	2,000
(Decrease) increase in deferred lease liability	(105,484)	33,664
Net Cash Used In Operating Activities	(10,488,498)	(7,078,894)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(2,091,790)	(3,107,957)
Acquisition of intangibles	0	(55,000)
Return of security deposit	187,500	0
Decrease (increase) in restricted cash	450,167	(450,167)
Net Cash Used In Investing Activities	(1,454,123)	(3,613,124)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on lease payable	(93,851)	(67,898)
Proceeds from issuance of equity financing	5,362,521	11,175,656
Proceeds from issuance of preferred stock	6,347,615	0
Payment of placement agent compensation and issuance costs	(890,357)	(1,071,568)
Net Cash Provided By Financing Activities	10,725,928	10,036,190
Net decrease in cash	(1,216,693)	(655,828)
Cash - Beginning of Year	5,278,706	5,934,534
Cash - End of Year	4,062,013	5,278,706
Cash Paid During the Period for:
Taxes	0	0
Interest	0	0
Non-Cash Transactions:
Conversion of preferred stock to common stock	5,923,200	0
Deemed dividend on conversion of preferred stock	5,811,708	0
Series A Preferred Stock dividend paid in stock	162,677	0
Warrant derivative liability reclassified as equity	0	2,342,039
Warrant value recorded as issuance costs	750,484	1,745,498
Lease Payable
Non-Cash Transactions:
Fixed assets acquired	0	184,877
Tenant Improvements
Non-Cash Transactions:
Fixed assets acquired	46,049	511,616
Accounts payable and Accrued expenses
Non-Cash Transactions:
Fixed assets acquired	$ 65,881	$ 511,400